Research and Development Payroll Tax Credits	12 Months Ended
Dec. 31, 2022
Research and Development [Abstract]
Research and Development Payroll Tax Credits
6. Research and Development Payroll Tax Credits

As of December 31, 2022 and 2021, the Company had research and development payroll tax credit
recei
vab
les of $
45
 thousand and $
351
 thousand,
respectively
reflected in other current assets.